TAXES ON INCOME (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Gross deferred tax assets:
Employee benefits	$ 78	$ 46
Lease liabilities	6
Other temporary differences	787	288
Gross deferred tax assets	871	334
Gross deferred tax liabilities:
Property, plant and equipment	(36)	(58)
Right-of-use assets	(7)
Gross deferred tax liabilities	(43)	(58)
Deferred tax assets, net	$ 828	$ 276